Fair value measurements (Carrying amounts and fair values of financial instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Carrying value
Assets
Cash and cash equivalents		$ 1,659,669	$ 2,035,447
Restricted cash		364,456	329,180
Derivative assets		48,896	37,187
Notes receivables		22,497	23,359
Assets, Fair value		2,095,518	2,425,173
Liabilities
Debt	[1]	28,580,800	27,873,900
Guarantees		2,272	51,804
Liabilities, Fair value		28,583,072	27,925,704
Fair value
Assets
Cash and cash equivalents		1,659,669	2,035,447
Restricted cash		364,456	329,180
Derivative assets		48,896	37,187
Notes receivables		22,497	23,359
Assets, Fair value		2,095,518	2,425,173
Liabilities
Debt		29,074,375	28,203,635
Guarantees		2,272	51,804
Liabilities, Fair value		29,076,647	28,255,439
Fair value | Level 1
Assets
Cash and cash equivalents		1,659,669	2,035,447
Restricted cash		364,456	329,180
Derivative assets		0	0
Notes receivables		0	0
Assets, Fair value		2,024,125	2,364,627
Liabilities
Debt		0	0
Guarantees		0	0
Liabilities, Fair value		0	0
Fair value | Level 2
Assets
Cash and cash equivalents		0	0
Restricted cash		0	0
Derivative assets		48,896	37,187
Notes receivables		22,497	23,359
Assets, Fair value		71,393	60,546
Liabilities
Debt		29,074,375	28,203,635
Guarantees		0	0
Liabilities, Fair value		29,074,375	28,203,635
Fair value | Level 3
Assets
Cash and cash equivalents		0	0
Restricted cash		0	0
Derivative assets		0	0
Notes receivables		0	0
Assets, Fair value		0	0
Liabilities
Debt		0	0
Guarantees		2,272	51,804
Liabilities, Fair value		$ 2,272	$ 51,804

[1]	Excludes debt issuance costs and debt discounts.